UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico            New York, NY                  5/12/2010
-------------------           -------------                ------------
   [Signature]                [City, State]                 [Date]

/s/ Ellen H. Adams            New York, NY                  5/12/2010
-------------------           --------------               ------------
  [Signature]                 [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              TITLE OF                VALUE        SHRS/    SH/ PUT/ INVESTMENT OTHER          VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP     (x$1000)     PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED   NONE
----------------------------- ------------- --------- --------    --------- -------- ---------- ------   ---------- -------- ------
APPLE INC                     COM           037833100 32,877        139,900 SH        SOLE      N/A       139,900
BANK OF AMERICA CORPORATION   COM           060505104 23,219      1,300,770 SH        SOLE      N/A     1,300,770
BANK OF NEW YORK MELLON CORP  COM           064058100    400         12,938 SH        SOLE      N/A        12,938
BOEING CO                     COM           097023105  6,532         89,965 SH        SOLE      N/A        89,965
CAPITALSOURCE INC             COM           14055X102  8,783      1,571,114 SH        SOLE      N/A     1,571,114
CARTER INC                    COM           146229109 11,189        371,115 SH        SOLE      N/A       371,115
CISCO SYS INC                 COM           17275R102 23,682        909,802 SH        SOLE      N/A       909,802
CIT GROUP INC                 COM NEW       125581801 11,285        289,662 SH        SOLE      N/A       289,662
CITIGROUP INC                 COM           172967101  5,634      1,391,014 SH        SOLE      N/A     1,391,014
CROWN CASTLE INTL CORP        COM           228227104 16,138        422,135 SH        SOLE      N/A       422,135
DANA HOLDINGS CORP            COM           235825205 24,339      2,048,725 SH        SOLE      N/A     2,048,725
DRESS BARN INC                COM           261570105  6,152        235,343 SH        SOLE      N/A       235,343
EDWARDS LIFESCIENCES CORP     COM           28176E108  9,146         92,496 SH        SOLE      N/A        92,496
EQUINIX INC                   COM NEW       29444U502 32,034        329,092 SH        SOLE      N/A       329,092
FLOWSERVE CORP                COM           34354P105 11,244        101,967 SH        SOLE      N/A       101,967
FORD MTR CO DEL               COM PAR $0.01 345370860 10,388        826,419 SH        SOLE      N/A       826,419
GAP INC DEL                   COM           364760108  8,271        357,903 SH        SOLE      N/A       357,903
GENWORTH FINL INC             COM CL A      37247D106 10,726        584,843 SH        SOLE      N/A       584,843
GOLDMAN SACHS GROUP INC       COM           38141G104 11,565         67,776 SH        SOLE      N/A        67,776
INTEL CORP                    COM           458140100 31,848      1,428,816 SH        SOLE      N/A     1,428,816
INTEROIL CORP                 COM           460951106 21,609        333,476 SH        SOLE      N/A       333,476
INTL PAPER CO                 COM           460146103  8,618        350,186 SH        SOLE      N/A       350,186
JPMORGAN CHASE & CO           COM           46625H100 26,096        583,143 SH        SOLE      N/A       583,143
LEAR CORP                     COM NEW       521865204 33,186        418,223 SH        SOLE      N/A       418,223
MARVELL TECHNOLOGY GROUP LTD  ORD           G5876H105 14,913        730,323 SH        SOLE      N/A       730,323
MASTERCARD INC                CL A          57636Q104 16,747         65,933 SH        SOLE      N/A        65,933
MEMC ELECTR MATLS INC         COM           552715104  8,862        578,104 SH        SOLE      N/A       578,104
MICRON TECHNOLOGY INC         COM           595112103 19,164      1,848,034 SH        SOLE      N/A     1,848,034
MICROSOFT CORP                COM           594918104 10,783        368,179 SH        SOLE      N/A       368,179
MORGAN STANLEY                COM NEW       617446448  5,477        186,997 SH        SOLE      N/A       186,997
NOVELLUS SYS INC              COM           670008101 19,060        762,705 SH        SOLE      N/A       762,705
PETROHAWK ENERGY CORP         COM           716495106  3,039        149,854 SH        SOLE      N/A       149,854
PRECISION CASTPARTS CORP      COM           740189105 17,278        136,361 SH        SOLE      N/A       136,361
QUANTA SVCS INC               COM           74762E102  5,338        278,615 SH        SOLE      N/A       278,615
ROCKWELL COLLINS INC          COM           774341101  5,958         95,194 SH        SOLE      N/A        95,194
SALIX PHARMACEUTICALS INC     COM           795435106 14,663        393,635 SH        SOLE      N/A       393,635
UNITED PARCEL SERVICE INC     CL B          911312106 13,579        210,820 SH        SOLE      N/A       210,820
URBAN OUTFITTERS INC          COM           917047102 13,144        345,258 SH        SOLE      N/A       345,258
WARNER CHILCOTT PLC IRELAND   SHS A         G94368100 14,765        578,570 SH        SOLE      N/A       578,570
WARNER MUSIC GROUP CORP       COM           934550104  7,219      1,044,711 SH        SOLE      N/A     1,044,711
WELLS FARGO & CO NEW          COM           949746101  7,148        229,706 SH        SOLE      N/A       229,706
XL CAP LTD                    CL A          G98255105  5,399        285,637 SH        SOLE      N/A       285,637
YAHOO INC                     COM           984332106  9,133        552,516 SH        SOLE      N/A       552,516

                                               43               596,631



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         43
Form 13F Information Table Value Total:         596,631
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE